Loss Per Share (Details) - Schedule of antidilutive shares in the computation of diluted shares outstanding - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Antidilutive Shares in the Computation of Diluted Shares Outstanding [Abstract]
Convertible preferred stock		$ 7,209,555
Public Warrants	5,750,000	5,750,000
Private Placement Warrants	173,333	173,333
Seller Earn-out	5,312,098
Sponsor Earn-out Shares	2,156,250
Legacy FaZe preferred warrant		651,951
Unvested restricted stock award	1,649,962	49,426
Stock options	18,863,654	19,912,281
Total potentially dilutive common stock equivalents	$ 33,905,297	$ 33,746,546